CONSOLIDATED BALANCE SHEETS ( Parenthetical ) - Decarbonization Plus Acquisition Corporation IV [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021	Aug. 13, 2021	Feb. 22, 2021
Disclosure of classes of share capital [line items]
Number of shares authorised	5,000,000	5,000,000
Par value per share	$ 0.0001	$ 0.0001
Number of shares issued	0	0
Number of shares outstanding	0	0
Class A Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Temporary equity, issued	31,625,000	31,625,000		0
Temporary equity, redemption price per share	$ 10.25	$ 10.1	$ 10.1
Number of shares authorised	500,000,000	500,000,000
Par value per share	$ 0.0001	$ 0.0001
Number of shares issued	0	0
Number of shares outstanding	0	0
Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	50,000,000	50,000,000
Par value per share	$ 0.0001	$ 0.0001
Number of shares issued	7,906,250	7,906,250
Number of shares outstanding	7,906,250	7,906,250		0